5. Marketable securities (Tables)	12 Months Ended
Dec. 31, 2017
Marketable Securities Tables
Schedule of marketable securities
	2017	2016
Foreign exchange fund	-	479,953
FUNCINE (3)	2,997
FIC: (1)
Government Securities	284,075	-
Repo Transactions (2)	236,095	-
Financial Bill	161,789	-
Other	83,655	-
	768,611	479,953
Current portion
Non-current portion	(765,614)	(479,953)
	2,997	-